Prepayments, Other Receivables and Other Assets	6 Months Ended
Jun. 30, 2022
Prepayments, Other Receivables and Other Assets [Abstract]
Prepayments, other receivables and other assets

15. Prepayments, other receivables and other assets

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Non-current
Prepayments	213	147
Deposits	94,858	111,799
Other receivables	146	135
Total	95,217	112,081
Current
Prepayments	29,368	28,117
Deposits	244	122
Loan receivable	—	1,994
Other receivables	4,489	9,776
Total	34,101	40,009

A loan receivable as at June 30, 2022 was unsecured, interest-free and repayable within one year.

As at June 30, 2022, assets recognised from the costs incurred to obtain a contract was RMB283,000 and was included in prepayments (As at December 31, 2021: RMB353,000).

No impairment losses were recorded for the above assets as they were neither past due nor impaired. The financial assets included in the above balances relate to deposits and receivables for which there was no recent history of default. The loss allowance was assessed to be minimal because the deposits and other receivables are not past due.